BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2020
Leasehold improvements
Useful Life	The lesser of the estimated useful life or length of the lease
Office equipment
Useful Life	3 -5 years
Furniture and fixtures
Useful Life	3 - 7 years
Vehicles
Useful Life	4– - 5 years
Machinery and equipment
Useful Life	3 - –6 years
Buildings
Useful Life	35 years
Construction in progress
Useful Life	Not depreciated